Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events
Subsequent Events

21.Subsequent Events

In March 2024, the Company encountered difficulties obtaining response from a third-party financial institution (the “Financial Institution”) which the Company had US$12.8 million deposit (the “Relevant Deposit”) remaining. Thereafter, the Company had difficulties withdrawing the Relevant Deposit from the Financial Institution (the “Incident”). To gain a comprehensive understanding of the Incident and facilitate the audit procedure, the audit committee engaged a reputable accounting firm which is not the Company’s auditor to perform an independent investigation on the Incident (the “Investigation”), which was completed in October 2024.

Given the results of above investigation and the evaluation by the management, the Company considered that the Relevant Deposit was subject to a risk of default. Consequently, the Company had recorded an allowance of provision for credit loss amounting to RMB90.7 million (US$12.8 million) for the Relevant Deposit in the consolidated statements of operations and comprehensive (loss)/income for the year ended December 31, 2023.